Equity-Accounted Investees - Shanghai RAAS Blood Products Co. Ltd (Details) € in Thousands		1 Months Ended		12 Months Ended
	Mar. 30, 2020 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2020 ¥ / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of associates [line items]
Number of subsidiary's shares delivered in exchange for investment | shares					90
Number of shares received in exchange for investment | shares					1,766,000,000
Change in fair value of financial instruments				€ 55,703	€ 1,326
Increase in other current financial asset					1,717,000
Movement in the investments in equity-accounted investees
Investment in equity-accounted investees					€ 114,473		€ 1,869,020	€ 226,905
Shanghai RAAS Blood Products Co., Ltd.
Disclosure of associates [line items]
Proportion of ownership interest in associate	26.20%		26.20%	26.20%
Number of shares received in exchange for investment | shares			1,766,000,000
Minority shareholder interest					45.00%
Change in fair value of financial instruments	€ 56,526	€ 56,526
Increase in other current financial asset					€ 1,717,000
Increase (decrease) through changes in ownership interest on non-controlling interests					1,511,000
Increase in reserves					227,000
Decrease in translation differences					22,000
Profit recognized as a result of change in contractual right value					€ 1,000
Transaction costs				€ 34,088
Quoted value of shares | ¥ / shares						¥ 7.4
Movement in the investments in equity-accounted investees
Acquisitions				1,807,351
Share of profit / (losses)				11,531
Share of other comprehensive income / translation differences				(16,090)
Collected dividends				€ (2,214)
Investment in equity-accounted investees							€ 1,800,578
Grifols Diagnostics Solutions, Inc. | Shanghai RAAS Blood Products Co., Ltd.
Disclosure of associates [line items]
Number of subsidiary's shares delivered in exchange for investment | shares			90		90
Economic rights (as a percent)			45.00%
Voting rights (in percent)			40.00%
Number of shares received in exchange for investment | shares					1,766,000,000